Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Depreciable Assets	Depreciation is calculated by the straight-line method over the estimated useful lives of depreciable assets at the following rate:
Equipment	5 to 10 years
Leasehold improvement	Over the lease term

Schedule of Revenue	An analysis of their revenue is set out below:
	Years ended December 31,
	2023	2022	2021

Sale of caviar products	$12,483,195	$8,512,929	$19,615
Sale of wine	4,460,092	-	-

Total	$16,943,287	$8,512,929	$19,615

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:
	December 31,
	2023	2022	2021

USD to HK$ Year End	7.8	7.8	7.8
USD to HK$ Average Rate	7.8	7.8	7.8